SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Accounting Policies [Abstract]
Net loss available to stockholders	$ (9,474,818)	$ (13,701)	$ (27,068,248)	$ (38,613)	$ (168,323)	$ (164)
Weighted average number of common shares - Basic and Diluted (in shares)					112,673,138	114,097,796
Net loss per common share - Basic and Diluted (in dollars per share)	$ (0.11)	$ (0.00)	$ (0.33)	$ (0.00)	$ (0.00)	$ (0.00)
Office Equipment and Furniture [Member]
Estimated useful lives			P5Y
Computer Equipment [Member]
Estimated useful lives			P3Y